FaceBank AG and Nexway - Assets Held For Sale - Schedule of Net Carrying Value of Investment in Facebank AG and Nexway and Related Gain on Sale of Investment (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Business Acquisition [Line Items]
Cash paid to former owners of Facebank AG	$ 619
FaceBank AG & Nexway AG [Member]
Business Acquisition [Line Items]
Investment in Nexway	4,988
Financial assets at fair value	1,965
Goodwill	28,541
Total assets	35,494
Loan payable	56,140
Net carrying amount	$ (20,646)
Issuance of common stock to former owners of Facebank AG	12,395
Cash paid to former owners of Facebank AG	$ 619
Gain on sale of investment in Facebank AG	$ (7,631)